Intangible assets (Details) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (Note 15)	R$ 961.0	R$ 942.6
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (Note 15)	753.5	753.5
Airport operating licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (Note 15)	82.2	82.2
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (Note 15)	125.3	106.9
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (Note 15)	1,092.9	1,037.3
Gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (Note 15)	753.5	753.5
Gross carrying amount | Airport operating licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (Note 15)	82.2	82.2
Gross carrying amount | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (Note 15)	257.2	201.6
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (Note 15)	(131.9)	(94.7)
Accumulated amortization | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets (Note 15)	R$ (131.9)	R$ (94.7)